UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 109.5%
DIVERSIFIED 4.5%
Vornado Realty Trust(a)	98,294	$3,267,293

HEALTH CARE 21.5%
HCP(a)	244,638	4,366,788
Health Care REIT(a)	63,609	1,945,800
LTC Properties	42,239	740,872
Nationwide Health Properties(a)	113,133	2,510,421
Omega Healthcare Investors(a)	176,170	2,480,474
Senior Housing Properties Trust	37,645	527,783
Ventas(a)	138,061	3,121,559
		15,693,697
HOTEL 2.3%
Hospitality Properties Trust	74,054	888,648
Host Hotels & Resorts	200,870	787,410
		1,676,058
INDUSTRIAL 7.7%
AMB Property Corp.	188,525	2,714,760
EastGroup Properties	45,226	1,269,494
ProLogis(a)	248,342	1,614,223
		5,598,477
OFFICE 20.7%
BioMed Realty Trust	154,379	1,045,146
Boston Properties(b)	143,796	5,037,174
Highwoods Properties	62,962	1,348,646
Kilroy Realty Corp.	70,998	1,220,456
Liberty Property Trust(a)	170,208	3,223,739
Mack-Cali Realty Corp.(a)	163,715	3,243,194
		15,118,355
RESIDENTIAL- APARTMENT 19.3%
American Campus Communities(a)	73,166	1,270,162
Apartment Investment & Management Co.(a)	219,964	1,205,403

	Number of Shares	Value
AvalonBay Communities(a)	48,134	$2,265,186
BRE Properties	30,393	596,614
Education Realty Trust(a)	251,619	878,150
Equity Residential(b)	213,855	3,924,239
Home Properties(a)	59,144	1,812,764
UDR(a)	248,551	2,140,024
		14,092,542
SELF STORAGE 12.1%
Extra Space Storage	132,626	730,769
Public Storage(a)	89,600	4,950,400
Public Storage-Series A(a)	66,479	1,527,023
Sovran Self Storage(a)	59,465	1,194,057
U-Store-It Trust	235,000	474,700
		8,876,949
SHOPPING CENTER 21.4%
COMMUNITY CENTER 9.5%
Federal Realty Investment Trust(a)	66,953	3,079,838
Kimco Realty Corp.	91,629	698,213
Regency Centers Corp.(a)	78,707	2,091,245
Weingarten Realty Investors	108,204	1,030,102
		6,899,398
FREE STANDING 0.3%
National Retail Properties	14,442	228,761

REGIONAL MALL 11.6%
Macerich Co.	140,897	882,015
Simon Property Group(a)	219,990	7,620,454
		8,502,469
TOTAL SHOPPING CENTER		15,630,628
TOTAL COMMON STOCK (Identified cost—$133,480,012)		79,953,999

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 52.4%
DIVERSIFIED 4.0%
Duke Realty Corp., 6.625%, Series J	80,000	$686,400
Duke Realty Corp., 7.25%, Series N	78,000	671,580
Duke Realty Corp., 8.375%, Series O	48,300	549,654
Lexington Realty Trust, 7.55%, Series D	131,025	1,050,821
		2,958,455
HEALTH CARE 3.0%
Health Care REIT, 7.625%, Series F	112,900	2,181,228

HOTEL 3.7%
Hospitality Properties Trust, 7.00%, Series C	98,000	1,141,700
LaSalle Hotel Properties, 7.25%, Series G	90,300	857,850
Sunstone Hotel Investors, 8.00%, Series A	80,000	680,000
		2,679,550
OFFICE 9.8%
BioMed Realty Trust, 7.375%, Series A	158,550	1,701,241
Brandywine Realty Trust, 7.375%, Series D	61,387	558,622
Corporate Office Properties Trust, 7.625%, Series J	120,000	2,161,200
Cousins Properties, 7.50%, Series B	86,575	1,139,327
HRPT Properties Trust, 7.125%, Series C	68,500	676,095
SL Green Realty Corp., 7.625%, Series C	40,000	394,000
SL Green Realty Corp., 7.875%, Series D	50,000	517,500
		7,147,985
OFFICE/INDUSTRIAL 3.7%
PS Business Parks, 7.00%, Series H	70,000	1,120,700
PS Business Parks, 7.375%, Series O	100,000	1,600,000
		2,720,700
RESIDENTIAL- APARTMENT 9.8%
Apartment Investment & Management Co., 8.00%, Series T	83,861	930,857
Apartment Investment & Management Co., 7.75%, Series U	182,700	1,845,270
Associated Estates Realty Corp., 8.70%, Series B	33,950	470,208

	Number of Shares	Value
Mid-America Apartment Communities, 8.30%, Series H	93,655	$2,060,410
UDR, 6.75%, Series G	107,250	1,865,077
		7,171,822
SELF STORAGE 5.4%
Public Storage, 6.75%, Series E	45,500	792,155
Public Storage, 7.25%, Series I	72,184	1,407,588
Public Storage, 6.50%, Series W	105,300	1,757,457
		3,957,200
SHOPPING CENTER 11.1%
COMMUNITY CENTER 4.8%
Kimco Realty Corp., 7.75%, Series G	110,038	1,502,019
Regency Centers Corp., 7.25%, Series D	22,000	346,940
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c)	13,000	1,085,370
Weingarten Realty Investors, 6.50%, Series F	50,000	559,500
		3,493,829
FREE STANDING 2.4%
National Retail Properties, 7.375%, Series C	26,200	398,502
Realty Income Corp., 6.75%, Series E	80,000	1,352,000
		1,750,502
REGIONAL MALL 3.9%
CBL & Associates Properties, 7.75%, Series C	50,000	317,500
CBL & Associates Properties, 7.375%, Series D	161,998	1,049,747
Simon Property Group, 8.375%, Series J ($50 par value)(c)	33,800	1,518,465
		2,885,712
TOTAL SHOPPING CENTER		8,130,043
SPECIALTY 1.9%
Digital Realty Trust, 8.50%, Series A	65,900	1,149,296
Digital Realty Trust, 7.875%, Series B	13,650	219,560
		1,368,856
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$71,136,325)		38,315,839

PREFERRED SECURITIES—CAPITAL SECURITIES 0.8%
INSURANCE-PROPERTY CASUALTY
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c),(d) (Identified cost—$1,438,226)	1,500,000	571,941

		Principal Amount	Value
CORPORATE BONDS 2.3%
INSURANCE-PROPERTY CASUALTY 1.3%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(d)		$2,000,000	$981,130

REAL ESTATE—SHOPPING CENTER—REGIONAL MALL 1.0%
Simon Property Group LP, 10.35%, due 4/1/19		750,000	730,018
TOTAL CORPORATE BONDS (Identified cost—$2,695,807)			1,711,148

		Number of Shares
SHORT-TERM INVESTMENTS 5.9%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(e)		38	38
Federated U.S. Treasury Cash Reserves Fund, 0.01%(e)		4,300,202	4,300,202
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,300,240)			4,300,240

TOTAL INVESTMENTS (Identified cost—$213,050,610)	170.9%		124,853,167

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)%		(1,859,440)

LIQUIDATION VALUE OF PREFERRED SHARES	(68.4)%		(49,950,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $2.75 per share based on 26,601,508 shares of common stock outstanding)	100.0%		$73,043,727

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.
(a)	A portion or all of the security is pledged in connection with the revolving credit agreement: $4,489,610 has been pledged as collateral.
(b)	A portion of the security is segregated as collateral for interest rate swap transactions: $7,131,250 has been segregated as collateral.
(c)	Illiquid security. Aggregate holdings equal 4.3% of net assets applicable to common shares of the Fund.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.1% of net assets applicable to common shares of the Fund.
(e)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2009 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (reset monthly) Receivable	Termination Date	Unrealized Depreciation
Merrill Lynch Derivative Products AG(b)	$33,000,000	3.600%	0.523%	January 29, 2014	$(2,509,669)
Royal Bank of Canada(b)	$20,000,000	3.615%	0.556%	January 16, 2013	(1,463,418)
					$(3,973,087)

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2009.
(b)

Fair valued security. This security has been fair valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s board of directors. Aggregate holdings equal (5.4)% of net assets applicable to common shares of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$124,853,167	$115,666,003	$9,187,164	$—

Other Financial Instruments*	(3,973,087)	—	(3,973,087)	—

* Other financial instruments are interest rate swap contracts.

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

The following is a summary of the market valuations of the Fund’s derivative instruments:

Interest Rate Contracts	$(3,973,087)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$2,658,063
Gross unrealized depreciation	(90,855,506)
Net unrealized depreciation	$(88,197,443)

Cost for federal income tax purposes	$213,050,610

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name:Adam M. Derechin

Title: President

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: May 28, 2009